Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
The impact of these changes is considered non-material and is as follows:

In particular, the figures presented in the statement of cash flows as of December 31, 2020 and 2019 have been revised. Based on their nature, certain amounts that were previously disclosed as financial assets at fair value through profit or loss were reclassified to cash equivalents. The impact of these changes is considered non-material and is as follows:

	12.31.20 Published	Adjustments	12.31.20
Cash flows from investing activities
(Purchase) Collection net of Mutual funds and government bonds	3,898	(7,895)	(3,997)
Net cash flows used in investing activities	(10,892)	(7,895)	(18,787)

Cash and cash equivalents at the beginning of year	845	5,727	6,572
Financial results in cash and cash equivalents	(546)	1,932	1,386
Result from exposure to inflation	309	236	545
Increase in cash and cash equivalents	5,974	(7,895)	(1,921)
Cash and cash equivalents at the end of the year	6,582	-	6,582

	12.31.19 Published	Adjustments	12.31.19
Cash flows from investing activities
(Purchase) Collection net of Mutual funds and government bonds	5,194	6,058	11,252
Net cash flows used in investing activities	(10,591)	6,058	(4,533)

Cash and cash equivalents at the beginning of year	88	(22)	66
Financial results in cash and cash equivalents	902	(614)	288
Result from exposure to inflation	(5)	308	303
Increase in cash and cash equivalents	(143)	6,058	5,915
Cash and cash equivalents at the end of the year	842	-	6,572